Real Estate Investment Assets (Tables)	12 Months Ended
Dec. 31, 2023
Real Estate [Abstract]
Schedule of Roll Forward of Real Estate Investment Assets

The following table is a roll forward of real estate investment assets:

	December 31, 2023	December 31, 2022

Beginning balance	$660	$1,651
Deposits from real estate investments	-	(1,570)
Gain on sale of real estate investments	10	-
Proceeds from the sale of real estate investments	(2,131)	(1,647)
Additions for construction, land and development	1,896	2,226
Ending balance	$435	$660